Employee Benefit Plan, Description of Plan (Details) - Albemarle Corporation Retirement Savings Plan	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Description of Plan [Line Items]
EBP, Change in Net Asset Available for Benefit, Transfer to (from) Plan	$ 190,346,083
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	50.00%
Employee Benefit Plan, Participant Contribution, Pretax, Minimum Annual Contribution To Total Compensation, Percentage	1.00%
EBP, Employer Contribution, Matching Percentage	50.00%
Employee Benefit Plans Vesting Percentage	100.00%
EBP, Forfeited Nonvested Account	$ 336,553
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount	1,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	50,000
Distribution of Dividends	$ 19,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	50.00%
EBP, Note Receivable From Participant, Account, Primary Residence, Maximum Borrowing Term	20 years
EBP, Note Receivable From Participant, Account, Primary Residence, Minimum Borrowing Term	1 year
EBP, Note Receivable From Participant, Account, Primary Residence, Maximum Interest Rate	9.50%
EBP, Note Receivable From Participant, Account, Primary Residence, Minimum Interest Rate	3.25%
EBP, Employer Contribution, Matching Percentage Up to First Three Percent	100.00%
EBP, Participant Contribution, Pretax, Maximum Annual Compensation, Amount	$ 7,500
EBP, Participant Contribution, Automatic, Deferral Rate First Threshold	3.00%
EBP, Participant Contribution, Automatic, Deferral Rate Maximum	9.00%
EBP, Employer Contribution, Maximum Matching Percentage of Pay	6.00%
EBP, Employer Defined Contribution Pension Benefit Contributions	5.00%
EBP, Automatic Benefit Payments Threshold	$ 1,000
Employee Benefit Plan, Participant Contribution, Pretax, Minimum Annual Catchup Contribution To Total Compensation, Percentage	1.00%
Employee Benefit Plan, Participant Contribution, Pretax, Maximum Annual Catchup Contribution To Total Compensation, Percentage	50.00%
EBP, Number of Active Funds	24
EBP, Number of Inactive Funds	2
Members of Collective Bargaining Units
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Matching Percentage	100.00%
EBP, Employer Contribution, Maximum Matching Percentage of Pay	5.00%